Related Party Transactions - Additional Information (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 25, 2021	May 01, 2020	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Ashlin BPG Marketing [Member]
Disclosure Of Related Party Transactions [Line Items]
Amount reuired to pay for leases per month including taxes				$ 4,500
Minimum notice period for termination of lease				60 days
Atria Limited [Member]
Disclosure Of Related Party Transactions [Line Items]
Stock issued during period shares for related party services				8,000
Pella Ventures An Affiliated Of Atria [Member]
Disclosure Of Related Party Transactions [Line Items]
Stock issued during period shares for related party services				2,000
Director Not Related To Atria [Member]
Disclosure Of Related Party Transactions [Line Items]
Stock issued during period shares for related party services				2,000
Consulting Agreement [Member] | Atria Limited [Member]
Disclosure Of Related Party Transactions [Line Items]
Percentage of oustanding shares owned by related party as a beneficial owner		5.00%
Business Development And Marketing Consulting Services [Member] | Consulting Agreement [Member] | Atria Limited [Member]
Disclosure Of Related Party Transactions [Line Items]
Number of shares payable as a fee for related party services		12,000
Number of shares payable in installments for services received per month		1,000
Stock issued during period shares for related party services	12,000
Director Services Consulting And Fundraising Activities [Member] | Directors And Advisors [Member]
Disclosure Of Related Party Transactions [Line Items]
Payments for services received from related party transactions			$ 181,383		$ 75,285	$ 39,428